CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues (Note 17g):
Proprietary software products and related services	$ 164,173	$ 91,288	$ 98,498
Software services	580,558	549,329	451,196
Total revenues	744,731	640,617	549,694
Cost of revenues:
Proprietary software products and related services	83,784	38,805	46,297
Software services	481,019	454,081	366,166
Total cost of revenues	564,803	492,886	412,463
Gross profit	179,928	147,731	137,231
Research and development costs, net	12,349	5,148	5,503
Selling, general and administrative expenses	110,758	93,340	84,510
Other expenses (income), net (Note 17e)	(174)	(207)	231
Operating income	56,995	49,450	46,987
Financial expenses, net (Note 17d)	(6,672)	(6,500)	(4,371)
Income before taxes on income	50,323	42,950	42,616
Taxes on income (Note 16)	6,583	5,689	6,544
Income loss from continuing operations including portion attributable to non controlling interest excluding equity losses	43,740	37,261	36,072
Equity in gains (losses) of affiliated companies, net (Note 6)	3,744	25,870	(1,070)
Net income	47,484	63,131	35,002
Net income attributable to redeemable non-controlling interests	898	0	0
Net income attributable to non-controlling interests	(24,352)	(20,169)	(16,623)
Net income attributable to Formula's shareholders	$ 24,030	$ 42,962	$ 18,379
Net earnings per share attributable to Formula's shareholders:
Basic (in dollars per share)	$ 1.78	$ 3.17	$ 1.37
Diluted (in dollars per share)	$ 1.72	$ 3.11	$ 1.36
Shares used in computing earnings per share (Note 17h):
Basic (in shares)	13,596,000	13,513,500	13,381,500
Diluted (in shares)	13,789,766	13,669,297	13,523,809